Income Taxes - Additional Information (Detail) - USD ($)	1 Months Ended		6 Months Ended
	Mar. 31, 2019	Feb. 28, 2019	Jun. 30, 2020	Jun. 30, 2019
Major Components Of Tax Expense Income [Line Items]
Taxable income			$ (7,321,584)	$ (11,800,009)
Provision for income tax				$ 475,000
Singapore
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate			17.00%	17.00%
Taxable income			$ 0	$ 0
Provision for income tax	$ 450,000	$ 450,000	$ 0	$ 0
Singapore | BioGenetics Co. Ltd | License Agreements
Major Components Of Tax Expense Income [Line Items]
Upfront payments collected	$ 3,000,000	$ 3,000,000
Tax withholding rate	15.00%	15.00%
Taiwan
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate			20.00%
Decrease in unappropriated earnings due to the effect of corporate surtax rate			5.00%
Australia
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate			30.00%	30.00%
Taxable income			$ 0	$ 0
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate			16.50%	16.50%
Taxable income			$ 0	$ 0
Provision for income tax			0	0
Withholding taxes			$ 0	$ 0
China
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate			25.00%	25.00%
Taxable income			$ 0	$ 0
Provision for income tax			0	0
UNITED STATES
Major Components Of Tax Expense Income [Line Items]
Taxable income			0	0
Provision for income tax			$ 0	$ 0
Federal income tax rate			21.00%
State income tax rate			8.70%